OTHER EXPENSES	12 Months Ended
Dec. 31, 2019
Other Expense [Abstract]
OTHER EXPENSES	OTHER OPERATING INCOME, NET

For the years ended December 31,	2019	2018
Change in provisions (i)	$6.8	$12.9
Write-down of tax recoverables and other assets	25.6	25.6
Gain on sale of subsidiaries (Note 6)	(273.1)	(73.7)
Loss (gain) on sale of other assets	2.4	(3.6)
Mark-to-market loss (gain) on deferred share compensation	3.3	—
Net mark-to-market (gain) loss on investments	(1.9)	9.8
Reorganization costs	3.8	10.1
Other expenses (ii)	10.7	9.5
Other operating income, net	$(222.4)	$(9.3)
(i)Amount represents the recording (reversal) of certain existing provisions based on management's best estimate of the likely outcome.
(ii)Other expenses is comprised primarily of contributions to social and infrastructure development causes in jurisdictions where the Company is active, and legal expenses. In 2018, other expenses also included $7.2 million of business transaction costs.
Disclosure of Other Costs (Income), Net [Text Block]	OTHER COSTS (INCOME), NET

For the years ended December 31,	2019	2018
Finance income	$(2.2)	$(2.6)
Net gain on derivatives	(7.2)	(9.4)
Net foreign exchange loss	29.0	9.5
Other costs (income), net	$19.6	$(2.5)